UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09973
                                                     ---------

                      EXCELSIOR VENTURE INVESTORS III, LLC
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert F. Aufenanger
                                UST Advisers, Inc
                               225 High Ridge Road
                               Stamford, CT 06905
         ---------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 203-352-4400
                                                            ------------

                       Date of fiscal year end: October 31
                                                ----------

                   Date of reporting period: January 31, 2007
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


EXCELSIOR VENTURE INVESTORS III, LLC
SCHEDULE OF PORTFOLIO INVESTMENTS AT JANUARY 31, 2007 (UNAUDITED)


       UNITS                                                                                                           VALUE
--------------------                                                                                               ---------------
                     INVESTMENT PARTNERSHIPS - 100.09%
           187,409   Excelsior Venture Partners III, LLC (Cost $86,800,352)                                         $  46,756,693
                                                                                                                   ---------------



                     TOTAL INVESTMENTS (COST $86,800,352)                                              100.09%         46,756,693

                     OTHER ASSETS & LIABILITIES (NET)                                                   (0.09%)           (40,851)
                                                                                                     ----------    ---------------
                     NET ASSETS                                                                        100.00%      $  46,715,842
                                                                                                     ==========    ===============

Excelsior Venture Investors III, LLC invests the majority of its assets in Excelsior Venture Partners III, LLC. The unaudited Portfolio of Investments of Excelsior Venture Partners III, LLC is included below.

EXCELSIOR VENTURE PARTNERS III, LLC
PORTFOLIO OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)


  PRINCIPAL
AMOUNT/SHARES/                                                                            ACQUISITION
PERCENT OWNED                                                                               DATE ##                    VALUE
--------------                                                                            -----------               -----------

MONEY MARKET INSTRUMENTS --16.02%
$    3,810,000    Federal Home Loan Bank Discount Note 5.00% 02/01/07                                               $ 3,810,000
     5,000,000    Federal Farm Credit Bureau Discount Note 5.14% 02/05/07                                             4,997,145
     3,000,000    Federal Home Loan Bank Discount Note 5.15% 02/14/07                                                 2,994,425
                                                                                                                    -----------
                  TOTAL MONEY MARKET INSTRUMENTS (Cost $11,801,570)                                                  11,801,570
                                                                                                                    -----------
PRIVATE COMPANIES  ** -- 63.93%
  COMMON STOCKS #, @ -- 1.52%
    CAPITAL EQUIPMENT -- 0.00%
       157,396    MIDAS Vision Systems, Inc.                                                    03/03                        --
                                                                                                                    -----------
    ENTERPRISE SOFTWARE -- 0.00%
     1,000,000    ***Cydelity, Inc.                                                             01/04                        --
                                                                                                                    -----------
    LIFE SCIENCES -- 0.00%
        46,860    Genoptix, Inc.                                                                07/03                        --
                                                                                                                    -----------
    OPTICAL -- 1.52%
     1,079,541    OpVista, Inc.                                                                 06/06                 1,122,993
                                                                                                                    -----------
                  TOTAL COMMON STOCKS (Cost $14,431,530)                                                                     --
                                                                                                                    -----------
  PREFERRED STOCKS  # -- 60.43%
    CAPITAL EQUIPMENT @ -- 0.00%
       933,593   MIDAS Vision Systems, Inc., Series A-1                                         03/03                        --
                                                                                                                    -----------
    ENTERPRISE SOFTWARE @ -- 25.37%
    19,995,000    ***Cydelity Inc., Series A                                                    01/04                        --
    19,702,277    ***Cydelity Inc., Series A-1                                                  05/06                        --
    25,535,051    ***Cydelity Inc., Series A-2                                                  05/06                 1,600,000
                                                                                      01/02, 12/04,02/05, 08/05,
    8,369,880     ***LogicLibrary, Inc., Series A                                     03/06, 08/06, 09/06, 11/06      3,826,844
     3,080,464    ***LogicLibrary, Inc., Series A-1                                         08/03, 05/04              1,408,450
    46,362,656    ***Pilot Software Inc., Series A                                       05/02, 04/03, 06/05         11,846,490
                                                                                                                    -----------
                                                                                                                     18,681,784

    LIFE SCIENCES -- 7.63%
     1,999,999    Archemix Corporation, Inc., Series A                                    08/02, 01/03, 11/03         1,999,999
       700,000    Archemix Corporation, Inc., Series B                                    03/04, 09/04, 12/05           700,000
       942,481    Genoptix, Inc., Series 1-A@                                                    08/04                  950,822
     1,403,696    Genoptix, Inc., Series 1-B@                                                    08/04                  950,822
       620,580    Genoptix, Inc., Series 1-C@                                                08/04, 01/05               554,178
       728,413    Genoptix, Inc., Series 1-D@                                                    05/05                  461,815
                                                                                                                    -----------
                                                                                                                      5,617,636
    MEDICAL TECHNOLOGY @ -- 3.29%
     4,166,667    Tensys Medical, Inc., Series C                                                 03/02                1,887,160
     1,187,500    Tensys Medical, Inc., Series D                                                 05/04                  537,840
                                                                                                                    -----------
                                                                                                                      2,425,000

              Notes to Financial Statements are an integral part of
                          these Financial Statements.

EXCELSIOR VENTURE PARTNERS III, LLC
PORTFOLIO OF INVESTMENTS JANUARY 31, 2007 _ (CONTINUED)


  PRINCIPAL
AMOUNT/SHARES/                                                                            ACQUISITION
PERCENT OWNED                                                                               DATE ##                    VALUE
--------------                                                                            -----------               -----------

    OPTICAL @ -- 12.43%
       956,234    NanoOpto Corporation, Series A-1                                       10/01, 03/02               $   840,912
     3,023,399    NanoOpto Corporation, Series B                                         09/03, 11/03,                1,286,155
                                                                                         01/04, 07/04
     1,682,470    NanoOpto Corporation, Series C                                            03/05                       733,389
     1,234,263    NanoOpto Corporation, Series D                                            05/06                       382,622
     5,683,906    OpVista, Inc., Series AA                                               06/06, 08/06,
                                                                                            01/07                     5,912,683
                                                                                                                    -----------
                                                                                                                      9,155,761
    SEMICONDUCTOR @ -- 0.00%
     7,000,000    Chips & Systems, Inc., Series A                                           03/04                            --
                                                                                                                    -----------
WIRELESS @-- 11.71%
     4,433,333    Ethertronics, Inc., Series B                                       06/01, 09/02, 07/03,
                                                                                            05/04                     6,650,000
     1,316,793    Ethertronics, Inc., Series C                                       05/05, 10/05, 07/06              1,975,190
                                                                                                                    -----------
                                                                                                                      8,625,190

                 TOTAL PREFERRED STOCKS (Cost $59,280,780)                                                           44,505,371
                                                                                                                    -----------
NOTES @ -- 1.98%
    ENTERPRISE SOFTWARE --1.91%
     1,404,600    ***Pilot Software Inc., 9.00% Bridge Note,
                     August 2007 & October 2007                                          08/06, 10/06                 1,404,600
                                                                                                                    -----------
    MEDICAL TECHNOLOGY -- 0.07 %
        52,017     Tensys Medical, Inc., Bridge Note, April 2007                            07/06                        52,017
                                                                                                                    -----------
    SEMICONDUCTOR-- 0.00 %
     1,441,133     Chips & Systems, Inc., 6% Bridge Note,  March 2005 #              11/04, 01/05, 02/05                     --
                                                                                                                    -----------

                   TOTAL NOTES (Cost $2,897,750)                                                                      1,456,617

WARRANTS  #, @ -- 0.00%
    OPTICAL-- 0.00 %
       229,410     NanoOpto Corp. Series C (expiration date 12/09)                          12/04                            --

    WIRELESS -- 0.00%
       281,667     Ethertronics, Inc., Series B (expiration date 09/07)              09/02, 07/03, 08/03                     --
       214,073     Ethertronics, Inc., Series C (expiration date 01/09)              05/05, 10/05,  07/06                    --
                                                                                                                    -----------
                   TOTAL WARRANTS (Cost $0)                                                                                  --
                                                                                                                    -----------

                   TOTAL -- PRIVATE COMPANIES (Cost $76,610,060)                                                     47,084,981



                  Notes to Financial Statements are an integral
                       part of these inancial Statements.

EXCELSIOR VENTURE PARTNERS III, LLC
PORTFOLIO OF INVESTMENTS JANUARY 31, 2007 -- (CONTINUED)


  PRINCIPAL
AMOUNT/SHARES/                                                                                    ACQUISITION
PERCENT OWNED                                                                                       DATE ##            VALUE
--------------                                                                                    -----------       -----------

PRIVATE INVESTMENT FUNDS  **, # -- 17.95%
         0.39%    Advanced Technology Ventures VII, LP                                             08/01-01/07        1,405,816
         1.58%    Burrill Life Sciences Capital Fund                                               12/02-01/07        1,412,872
         1.35%    CHL Medical Partners II, LP                                                      01/02-11/06        1,084,130
         1.04%    CMEA Ventures VI, LP                                                             12/03-11/06        1,347,609
         0.36%    Morgenthaler Partners VII, L.P.                                                  07/01-01/07        1,573,196
         0.58%    Prospect Venture Partners II, LP                                                 06/01-12/06        1,675,341
         0.98%    Sevin Rosen Fund IX, LP                                                          10/04-12/06        1,183,156
         2.36%    Tallwood II, LP                                                                  12/02-11/06        1,663,112
         1.70%    Valhalla Partners, LP                                                            10/03-12/06        1,872,112
                                                                                                                    -----------
                  TOTAL -- PRIVATE INVESTMENT FUNDS (Cost $14,485,747)                                               13,217,344
                                                                                                                    -----------
INVESTMENT COMPANIES -- 1.42%
     1,044,128    Dreyfus Government Cash Management Fund Institutional Shares (Cost $1,044,128)                      1,044,128
                                                                                                                    -----------
TOTAL INVESTMENTS (Cost $103,941,505) -- 99.32%                                                                      73,148,023

OTHER ASSETS & LIABILITIES (NET) -- 0.68%                                                                               503,954
                                                                                                                    -----------
NET ASSETS -- 100.00%                                                                                               $73,651,977
                                                                                                                    -----------

--------------

** Restricted as to public resale. Acquired between June 1, 2001 & January 31, 2007. Total cost of restricted securities at January 31, 2007 aggregated $91,095,807. Total value of restricted securities owned at January 31, 2007 was $60,302,325 or 81.88% of net assets.

# Non-income producing securities only.

@ At January 31, 2007 the Company owned 5% or more of the company's outstanding shares thereby making the company an affiliate as defined by the Investment Company Act of 1940, as amended. Total market value of affiliated securities owned at January 31, 2007 was $44,384,982. See Note 5.

***At January 31, 2007 the Company owned 25% or more of the company's outstanding shares thereby making the company a controlled affiliate as defined by the Investment Company Act of 1940, as amended. Total market value of controlled affiliated securities owned at January 31, 2007 was $20,086,384. See
Note 5.

## Disclosure is required for restricted securities.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

          Certifications  pursuant  to Rule  30a-2(a)  under  the  1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   Excelsior Venture Investors III, LLC
            --------------------------------------------------------------------

By (Signature and Title)*       /s/ David Bailin
                         -------------------------------------------------------
                                David Bailin, Co-Principal Executive Officer


Date:    March 29, 2007
      --------------------------------------------------------------------------



By (Signature and Title)*       /s/ Raghav V. Nandagopal
                         -------------------------------------------------------
                                Raghav V. Nandagopal, Co-Principal Executive
                                Officer


Date:             March 29, 2007
      --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ David Bailin
                         -------------------------------------------------------
                                David Bailin, Co-Principal Executive Officer


Date:    March 29, 2007
      --------------------------------------------------------------------------


By (Signature and Title)*       /s/ Raghav V. Nandagopal
                         -------------------------------------------------------
                                Raghav V. Nandagopal, Co-Principal Executive
                                Officer


Date:             March 29, 2007
      --------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert F. Aufenanger
                         -------------------------------------------------------
                           Robert F. Aufenanger, Principal Financial Officer


Date:             March 29, 2007
      --------------------------------------------------------------------------


 * Print the name and title of each signing officer under his or her signature.